UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road

Broomall, PA 19008

215-882-9983

Date of fiscal year end: September 30, 2020

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

Merlyn.AI Bull-Rider Bear-Fighter ETF

Merlyn.AI Tactical Growth and Income ETF

Annual Report

September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ALPHA ARCHITECT ETF TRUST

Empower Investors Through Education | Affordable Alpha

Dear Merlyn.AI ETF Shareholders,	October 1, 2020

Thank you for your investment in the Merlyn.AI Bull-Rider Bear-Fighter ETF (“WIZ”) and Merlyn.AI Tactical Growth and Income ETF (“SNUG”), each a “Fund” and collectively referred to as the “Funds”. The information presented in this letter relates to the operations of the Funds for the fiscal period ended September 30, 2020 (“FY 2020”). Each Fund’s current objective is to track the total return performance, before fees and expenses, of its index. Each Fund’s index is based on a proprietary methodology developed by Sumgrowth Strategies, LLC and licensed to Merlyn.AI Corporation (“MAI”). MAI has licensed the indices to Empowered Funds, LLC, the Funds’ investment adviser (the “Adviser”).

WIZ is structured as a “fund of funds” exchange traded fund (“ETF”) that seeks to invest in ETFs demonstrating momentum leadership across a variety of investment categories. In addition, trend-rules are also applied, which are generally assessed no more than monthly. WIZ seeks to track the MAI Bull-Rider Bear-Fighter Index. The Fund, through its index, generally targets an 80% allocation to stocks and 20% allocation to bonds and bond equivalents.

SNUG is structured as a “fund of funds” ETF that seeks to invest in ETFs demonstrating momentum leadership across a variety of investment categories. In addition, trend-rules are also applied, which are generally assessed no more than monthly. SNUG seeks to track the MAI Tactical Growth and Income Index. The Fund, through its index, generally targets an 30% allocation to stocks and 70% allocation to bonds and bond equivalents.

The investment strategies and approaches used in managing the Funds are built upon the same premise: to leverage a proprietary index using artificial intelligence methodologies to seek to identify momentum leaders in the market. Each Fund screens US-traded ETFs for inclusion in the index. Each Fund generally holds shares of six ETFs and, while they are considered non-diversified, is nonetheless generally more diversified than its individual constituents given its number of positions on a look-through basis.

The primary headlines for FY2020 were the onset of the COVID-19 pandemic and the subsequent market rally thereafter. For WIZ, the recovery from the drawdowns in late Q1 was relatively pronounced due to the Fund’s 80% focus on equities combined with an emphasis on identifying momentum leaders which posted strong performance following the market chaos in March. SNUG, on the other hand, which has a much higher emphasis (generally 70%) on fixed income and fixed income equivalent securities, was less influenced by the market drawdowns in March, but also produced more muted returns during the subsequent market rally.

The individual Fund performance drivers during the most recent fiscal year/period are outlined below:

WIZ

For the reporting period (Oct 17, 2019 through September 30, 2020), WIZ was up 28.14% at its market price and up 27.93% at net asset value (NAV). The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was iShares North American Natural Resources ETF, which was up 24.63%. The second best performing security was Amplify Online Retail ETF, which was up 17.50% for the period. The third best performing security for the period was iShares Morningstar Large-Cap Growth ETF, which was up 23.56% for the period.

The worst performing security in the Fund’s portfolio during the period was VanEck Vectors Semiconductor ETF, which was down 20.42%. The second worst performing security was Invesco S&P 500 GARP ETF, which was down 28.64% for the period. The third worst performing security was Vanguard S&P Mid-Cap 400 Growth ETF, which was down 26.45% for the period.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686

www.AlphaArchitect.com

For the reporting period (Oct 17, 2019 through September 30, 2020), WIZ outperformed its benchmark of 80% U.S. Stocks and 20% Bonds1, which returned 14.79%.

WIZ distributed income to shareholders on a quarterly basis.

SNUG

For the reporting period (Feb 25, 2020 through September 30, 2020), SNUG was up 6.59% at its market price and up 6.36% at net asset value (NAV). The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was The Energy Select Sector SPDR® Fund, which was up 24.44%. The second best performing security was SPDR S&P Retail ETF, which was up 19.25% for the period. The third best performing security for the period was ARK Next Generation Internet ETF, which was up 12.08% for the period.

The worst performing security in the Fund’s portfolio during the period was SPDR® S&P® Semiconductor ETF , which was down 15.40%. The second worst performing security was iShares 5-10 Year Investment Grade Corporate Bond ETF, which was down 9.26% for the period. The third worst performing security was Vanguard Intermediate-Term Corporate Bond ETF, which was down 8.62% for the period.

For the reporting period (Feb 25, 2020 through September 30, 2020), SNUG outperformed its benchmark of 30% U.S. stocks and 70% Bonds2, which returned 5.63%.

SNUG distributed income to shareholders on a quarterly basis.

Please note, returns of the best/worst performers cited above reflect the returns of the securities during the time period held by the Funds, not necessarily for the entire fiscal period.

We appreciate your continued investment in the Funds.

Sincerely,

Wesley R. Gray Ph.D.

Chief Executive Officer

1 80% Solactive GBS United States 1000 Index (Net Total Return) and 20% Solactive US Aggregate Bond Index

2 30% Solactive GBS United States 1000 Index (Net Total Return) and 70% Solactive US Aggregate Bond Index

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686

www.AlphaArchitect.com

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not at net asset value, (“NAV”)), and are not individually redeemed from the Funds. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were traded at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of the close of regular trading on the exchange, normally 4:00 p.m. Eastern Time.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Any offering must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy, hold or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

RISKS

Investments involve risk. Principal loss is possible.

Non-diversification Risk. Because WIZ and SNUG are non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Funds’ Shares and greater risk of loss.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Funds using a momentum strategy may suffer.

Quantitative Management Risk. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends.

Foreign Security Risk. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Small Company Risk. Investments in smaller companies involve limited liquidity and greater volatility than larger companies.

Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons, including fund operating expenses and portfolio transaction costs not incurred by an index and a fund may not be fully invested in securities of an index or may hold securities not included in an index.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686

www.AlphaArchitect.com

High Portfolio Turnover Rate Risk. High portfolio turnover could increase a Fund’s transactions costs, resulting in taxable distributions to shareholders and negatively impact performance.

Fund of Funds Risk. WIZ and SNUG primarily invests in other funds and its performance largely depends on the investment performance of those underlying ETFs. An investor will indirectly bear the principal risks and its share of fees and expenses of the underlying funds.

INDICES

The Solactive GBS United States 1000 Index is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index intends to track the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. It is calculated as a Net Total Return index in US Dollars and weighted by free-float market capitalization.

The Solactive US Aggregate Bond Index is a total return index that aims to track the performance of the USD denominated bond market. The index includes instruments of the following indices: Solactive MBS USD Index, Solactive Agency Bond USD Index, Solactive Developed Government USD Bond Index, Solactive Development Bank Bond USD Total Return Index, Solactive Select USD Investment Grade Corporate TR Index, and Solactive US Treasury Bond Index.

The MAI Bull-Rider Bear-Fighter Index is composed primarily of US-domiciled ETFs, which invest in a variety of securities, sectors, and geographic locations. The Index seeks momentum leaders while generally deploying a traditional 80/20 stocks / bonds portfolio. In contrast, when the Index is in a bear (or negative market anticipation) posture, it deploys a more conservative portfolio.

The MAI Tactical Growth and Income Index is composed primarily of US-domiciled ETFs, which invest in a variety of securities, sectors, and geographic locations. The Index seeks momentum leaders while generally deploying a traditional 30/70 stocks / bonds portfolio.

In contrast, when the Index is in a bear (or negative market anticipation) posture, it deploys a more conservative portfolio.

Indices do not incur any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC. The Funds’ investment advisor is Empowered Funds, LLC, which is doing business as Alpha Architect.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686

www.AlphaArchitect.com

Merlyn.AI Bull-Rider Bear-Fighter ETF

Growth of $10,000 (Unaudited)

Average Annual Return*
Since Inception
Merlyn.AI Bull-Rider Bear-Fighter ETF	27.93%
80% U.S. Stocks, 20% Bonds-Solactive [1]	14.79%
Merlyn.AI Bull-Rider Bear-Fighter ETF Index	27.29%

The MAI Bull-Rider Bear-Fighter Index is composed primarily of US-domiciled ETFs, which invest in a variety of securities, sectors, and geographic locations. The Index seeks momentum leaders while generally deploying a traditional 80/20 stocks / bonds portfolio. In addition, the Index may, from time to time, use hedging strategies.

The Solactive GBS United States 1000 Index is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index intends to track the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. It is calculated as a Net Total Return index in USD and weighted by free-float market capitalization.

The Solactive US Aggregate Bond Index is a total return index that aims to track the performance of the USD denominated bond market. The index includes instruments of the following indices: Solactive MBS USD Index, Solactive Agency Bond USD Index, Solactive Developed Government USD Bond Index, Solactive Development Bank Bond USD TR Index, Solactive Select USD Investment Grade Corporate TR Index, and Solactive US Treasury Bond Index.

* This chart assumes an initial gross investment of $10,000 made on October 16, 2019. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2020 (Unaudited)

Merlyn.AI Bull-Rider Bear Fighter ETF

Sector[2]	% of Net Assets
Investment Companies	99.2%
Money Market Funds	0.8%
Other Assets (a)	0.0%
Total	100.0%

(a)	less than 0.05%

1.	80% Solactive GBS United States 1000 Index (Net Total Return) and 20% Solactive US Aggregate Bond Index.

2.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Merlyn.AI Tactical Growth and Income ETF

Growth of $10,000 (Unaudited)

Average Annual Return*
Since Inception
Merlyn.AI Tactical Growth and Income ETF	6.36%
30% U.S. Stocks, 70% Bonds-Solactive [1]	5.63%
Merlyn.AI Tactical Growth and Income ETF Index	5.66%

The MAI Tactical Growth and Income Index is composed primarily of US-domiciled ETFs, which invest in a variety of securities, sectors, and geographic locations. The Index seeks momentum leaders while generally deploying a traditional 30/70 stocks / bonds portfolio. In addition, the Index may, from time to time, use hedging strategies.

The Solactive GBS United States 1000 Index is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index intends to track the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. It is calculated as a Net Total Return index in USD and weighted by free-float market capitalization.

The Solactive US Aggregate Bond Index is a total return index that aims to track the performance of the USD denominated bond market. The index includes instruments of the following indices: Solactive MBS USD Index, Solactive Agency Bond USD Index, Solactive Developed Government USD Bond Index, Solactive Development Bank Bond USD TR Index, Solactive Select USD Investment Grade Corporate TR Index, and Solactive US Treasury Bond Index.

*This chart assumes an initial gross investment of $10,000 made on February 24, 2020. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2020 (Unaudited)

Merlyn.AI Tactical Growth and Income ETF

Sector[2]	% of Net Assets
Investment Companies	99.2%
Money Market Funds	0.8%
Other Assets (a)	0.0%
Total	100.0%

(a) less than 0.05%

1.	30% Solactive GBS United States 1000 Index (Net Total Return) and 70% Solactive US Aggregate Bond Index.

2.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
September 30, 2020

Shares		Value
INVESTMENT COMPANIES - 99.2%
144,082	ARK Innovation ETF	$13,255,544
90,988	ARK Next Generation Internet ETF (a)	9,881,296
23,345	Invesco QQQ Trust Series 1	6,486,175
114,299	iShares Broad USD Investment Grade Corporate Bond ETF	6,947,093
51,430	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,928,135
53,740	iShares Russell Top 200 Growth ETF	6,522,424
35,187	Vanguard Mega Cap Growth ETF	6,523,670
47,269	Vanguard S&P 500 Growth ETF	9,852,278
	TOTAL INVESTMENT COMPANIES (Cost $66,394,554)	66,396,615

MONEY MARKET FUNDS - 0.8%
512,184	First American Government Obligations Fund - Class X, 0.07% (b)	512,184
	TOTAL MONEY MARKET FUNDS (Cost $512,184)	512,184

	TOTAL INVESTMENTS (Cost $66,906,738) - 100.0%	66,908,799
	Other Liabilities in Excess of Assets - 0.0% (c)	(21,113)
	TOTAL NET ASSETS - 100.0%	$66,887,686

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Rate shown is the 7-day effective yield.

(c) Rounds to zero.

Merlyn.AI Tactical Growth and Income ETF
Schedule of Investments
September 30, 2020

Shares		Value
INVESTMENT COMPANIES - 99.2%
28,903	ARK Innovation ETF	$2,659,076
50,486	Goldman Sachs Access Investment Grade Corporate Bond ETF	2,784,808
3,123	Invesco QQQ Trust Series 1	867,694
61,153	iShares Broad USD Investment Grade Corporate Bond ETF	3,716,879
27,515	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,706,545
7,186	iShares Russell Top 200 Growth ETF	872,165
17,545	SPDR Portfolio S&P 500 Growth ETF	879,180
30,259	Vanguard Total Corporate Bond Fund	2,788,821
	TOTAL INVESTMENT COMPANIES (Cost $18,437,775)	18,275,168

MONEY MARKET FUNDS - 0.8%
150,480	First American Government Obligations Fund - Class X, 0.07% (a)	150,480
	TOTAL MONEY MARKET FUNDS (Cost $150,480)	150,480

	TOTAL INVESTMENTS (Cost $18,588,255) - 100.0%	18,425,648
	Other Liabilities in Excess of Assets - 0.0% (b)	(4,156)
	TOTAL NET ASSETS - 100.0%	$18,421,492

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day effective yield.

(b) Rounds to zero.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2020

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
Assets:
Investments, at value	$66,908,799	$18,425,648
Dividends and interest receivable	8,224	785
Total assets	66,917,023	18,426,433
Liabilities:
Accrued investment advisory fees	29,337	4,941
Total liabilities	29,337	4,941
Net Assets	$66,887,686	$18,421,492

Net Assets Consist of:
Capital stock	$73,733,460	$18,967,236
Total Distributable Earnings	(6,845,774)	(545,744)
Net Assets:	$66,887,686	$18,421,492

Calculation of Net Asset Value Per Share:
Net Assets	$66,887,686	$18,421,492
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,100,000	700,000
Net Asset Value per Share	$31.85	$26.32

Cost of Investments	$66,906,738	$18,588,255

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Period Ended September 30, 2020

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
Investment Income:
Dividend income	$386,234	$76,685
Interest income	638	42
Total investment income	386,872	76,727

Expenses:
Investment advisory fees	326,036	29,965
Other expenses	-	5
Total expenses	326,036	29,970
Less: Reimbursement of expenses from Advisor (Note 3)	(102,969)	(8,226)
Net expenses	223,067	21,744

Net investment income	163,805	54,983

Realized and Unrealized Loss on Investments:
Net realized gain (loss) on:
Investments	(7,083,545)	(383,138)
In-kind redemptions	10,772,489	1,024,585
	3,688,944	641,447
Net change in unrealized appreciation (depreciation) on:
Investments	2,061	(162,607)
	2,061	(162,607)
Net realized and unrealized gain on investments:	3,691,005	478,840
Net increase in net assets resulting from operations	$3,854,810	$533,823

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
	Period October 17, 2019(1) to September 30, 2020	Period February 25, 2020(1) to September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$163,805	$54,983
Net realized gain on investments	3,688,944	641,447
Net change in unrealized appreciation (depreciation) on investments	2,061	(162,607)
Net increase in net assets resulting from operations	3,854,810	533,823

Distributions to Shareholders:
Net investment income	(140,794)	(55,791)
Total distributions	(140,794)	(55,791)

Capital Share Transactions:
Proceeds from shares sold	254,314,040	38,565,685
Payments for shares redeemed	(191,140,370)	(20,622,225)
Net increase in net assets from net change in capital share transactions	63,173,670	17,943,460
Total increase in net assets	66,887,686	18,421,492
Net Assets:
Beginning of period	-	-
End of period	$66,887,686	$18,421,492

Changes in Shares Outstanding
Shares outstanding, beginning of period	-	-
Shares sold	9,100,000	1,500,000
Shares reinvested	-	-
Shares repurchased	(7,000,000)	(800,000)
Shares outstanding, end of period	2,100,000	700,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS

September 30, 2020

	Net Asset		Net Realized and	Net Decrease in Net Asset Value	Distributions		Net Asset Value,		Net Assets,		Ratios to Average Net Assets
	Value, Beginning of Period	Net Investment Income (1)	Unrealized Loss on Investments	Resulting from Operations	from Net Investment Income	Total Distributions	End of Period	Total Return(2)	End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Merlyn.AI Bull-Rider Bear-Fighter ETF
October 17, 2019(6) to September 30, 2020	$25.00	0.13	6.83	6.96	(0.11)	(0.11)	$31.85	27.93%	$66,888	0.65%	0.95%	0.48%	192%
Merlyn.AI Tactical Growth and Income ETF
February 25, 2020(6) to September 30, 2020	$25.00	0.21	1.36	1.57	(0.25)	(0.25)	$26.32	6.36%	$18,421	0.55%	0.75%	1.38%	182%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

NOTE 1 – ORGANIZATION

Each of Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF are considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Meryln.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Bull Rider Bear-Fighter Index
Merlyn.AI Tactical Growth and Income ETF	Meryln.AI Tactical Growth and Income Index

Meryln.AI Bull-Rider Bear-Fighter ETF commenced operations on October 17, 2019. Merlyn.AI Tactical Growth and Income ETF commenced operations on February 25, 2020.

The Merlyn.AI Bull Rider Bear-Fighter Index and Meryln.AI Tactical Growth and Income Index are based on proprietary methodologies developed by SumGrowth Strategies, LLC, licensed to Merlyn.AI Corporation, Meryln.AI Bull-Rider Bear-Fighter ETF’s and Merlyn.AI Tactical Growth and Income ETF’s index provider. The Merlyn.AI Bull Rider Bear-Fighter Index and Meryln.AI Tactical Growth and Income Index use proprietary market risk indicators (the Bull/Bear Indicator) that seek to determine whether U.S. equity markets appear to in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Bull/Bear Indicator is an algorithm that assesses U.S. equity markets across three key metrics: price-trend, market momentum, and value sentiment.

Shares of the Meryln.AI Bull-Rider Bear-Fighter ETF are listed and traded on The New York Stock Exchange (“NYSE”). Shares of the Merlyn.AI Tactical Growth and Income ETF are listed and traded on The Nasdaq Stock Market (“NASDAQ”). Market prices for the shares may be different from their net asset value (“NAV”). During the fiscal period the Funds issued and redeemed shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

Authorized Participants may be required to pay a Transaction Fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2020, the Funds did not hold any “fair valued” securities.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of September 30, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets*
Investment Companies	$66,396,615	$-	$-	$66,396,615
Money Market Funds	512,184	-	-	512,184
Total Investments in Securities	$66,908,799	$-	$-	$66,908,799

Merlyn.AI Tactical Growth and Income ETF
Assets*
Investment Companies	$18,275,168	$-	$-	$18,275,168
Money Market Funds	150,480	-	-	150,480
Total Investments in Securities	$18,425,648	$-	$-	$18,425,648

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended September 30, 2020, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

The Funds’ investment strategies may from time to time result in higher turnover rates. This may increase the Funds’ brokerage commission costs, which could negatively impact the performance of the Funds. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended September 30, 2020, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended September 30, 2020, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended September 30, 2020, the Funds did not incur any interest or penalties.

Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations. Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which NYSE is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. As of September 30, 2019, neither Merlyn.AI Bull-Rider Bear-Fighter ETF nor Merlyn.AI Tactical Growth and Income ETF had commenced operations.

	Undistributed Net Investment Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Merlyn.AI Bull-Rider Bear-Fighter ETF	$-	$(10,559,790)	$10,559,790
Merlyn.AI Tactical Growth and Income ETF	808	(1,024,585)	1,023,777

NOTE 3 -COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

At an in-person Board meeting held on October 14, 2019, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

Merlyn.AI Bull-Rider Bear-Fighter ETF	0.95%
Merlyn.AI Tactical Growth and Income ETF	0.75%

Per a Fee Waiver Agreement, the Adviser agreed to waive up to 0.35% of Merlyn.AI Bull-Rider Bear-Fighter ETF advisory fee and up to 0.25% of Merlyn.AI Tactical Growth and Income ETF advisory fee, which are calculated based on each Fund’s average daily net assets, to the extent necessary to offset all or a portion of acquired fund fees and expenses. Per the Fee Waiver Agreement, the fee waivers are scheduled to terminate on their respective one-year anniversary. The level of each fee waiver described above may be adjusted from time to time only by the mutual written agreement of the Parties.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal period ended September 30, 2020, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$241,961,423	$71,076,960
Merlyn.AI Tactical Growth and Income ETF	33,266,182	13,778,021

For the fiscal period ended September 30, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$82,694,541	$190,873,394
Merlyn.AI Tactical Growth and Income ETF	18,944,295	20,636,128

For the fiscal period ended September 30, 2020, short term and long term gains on in-kind transactions were as follows:

	Short Term	Long Term
Merlyn.AI Bull-Rider Bear-Fighter ETF	$10,772,489	$-
Merlyn.AI Tactical Growth and Income ETF	1,024,585	-

There were no purchases or sales of U.S. Government securities during the period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2020 were as follows:

	Merlyn.AI Bull- Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
Tax cost of Investments	$66,906,738	$18,588,255
Gross tax unrealized appreciation	2,140,114	155,489
Gross tax unrealized depreciation	(2,138,053)	(318,096)
Net tax unrealized appreciation (depreciation)	$2,061	$(162,607)
Undistributed ordinary income	23,011	-
Undistributed long-term gain	-	-
Total distributable earnings	23,011	-
Other accumulated gain (loss)	(6,870,846)	(383,137)
Total accumulated gain (loss)	$(6,845,774)	$(545,744)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the period ended September 30, 2020, the Funds did not defer any qualified late year losses.

At September 30, 2020, the Funds had the following capital loss carryforwards:

	Unlimited Short- Term	Unlimited Long-Term
Merlyn.AI Bull-Rider Bear-Fighter ETF	$(6,870,846)	$-
Merlyn.AI Tactical Growth and Income ETF	(383,137)	-

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2020 were as follows:

Period Ended September 30, 2020
Ordinary Income
Merlyn.AI Bull-Rider Bear-Fighter ETF	$140,794
Merlyn.AI Tactical Growth and Income ETF	55,791

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

NOTE 7 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

Neither the Merlyn.AI Bull-Rider Bear-Fighter ETF (Ticker: WIZ) nor the Merlyn.AI Tactical Growth and Income ETF (Ticker: SNUG) is offered or sold by Merlyn.AI Corporation or any of its affiliates, licensors, or contractors (the “Merlyn Parties”) nor do any of the Merlyn Parties offer any express or implicit guarantee, warranty, or assurance either with regard to the results of using the MAI Bull-Rider Bear-Fighter Index or the MAI Tactical Growth and Income Index (each, an “Index”) or an Index Price at any time or in any other respect. The Index is calculated and published by SumGrowth Strategies, LLC which has granted Merlyn an exclusive license for marketing and distribution purposes of the Index. The Merlyn Parties have entered an agreement with the Funds’ adviser to sponsor the Funds. The Merlyn Parties use commercially reasonable efforts to ensure that each Index is calculated correctly. None of the Merlyn Parties shall be liable for any error, omission, inaccuracy, incompleteness, delay, or interruption in an Index or any data related thereto or have any obligation to point out errors in an Index to any person. Neither publication of an Index by the Merlyn Parties nor the licensing of an Index or Index trademark(s) for the purpose of use in connection with a Fund constitutes a recommendation by any of the Merlyn Parties to invest in a Fund. Bull-Rider Bear-Fighter and Tactical Growth and Income are trademarks of Sumgrowth Strategies, LLC.

Mr. Tao Wang no longer serves as a portfolio manager of the Funds. Beginning June 26, 2020, Mr. Brandon Koepke, CFA, has served as a portfolio manager for each Fund. Mr. Koepke was previously the secondary trading and execution representative for the Funds since their inception. Mr. Koepke oversees all trading and execution for the Adviser, including algorithmic design and implementation. Mr. Koepke has a B.S. in Computer Science and a B.Comm specializing in Finance from the University of Calgary.

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued.

There were no transactions that occurred during the period subsequent to September 30, 2020, that materially impacted the amounts or disclosures in the Funds’ financial statements.

Each of Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF currently issues and redeems shares (Shares) on a continuous basis only in large blocks of 50,000 Creation Units. Effective on or about October 1, 2020, each Fund will issue and redeem Shares on a continuous basis only in Creation Units of 10,000 Shares.

WIZ fee waiver will be discontinued effective as of November 1, 2020. The SNUG fee waiver is expected to terminate effective as of March 1, 2021.

ALPHA ARCHITECT ETF TRUST

Empower Investors Through Education | Affordable Alpha

Certified Public Accountants

4601 DTC BOULEVARD • SUITE 700

DENVER, COLORADO 80237

TELEPHONE: (303) 753-1959

FAX: (303) 753-0338

www.spicerjeffries.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

Alpha Architect ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (each a series of Alpha Architect ETF Trust, the “Trust” and collectively, the “Funds”) as of September 30, 2020, the related statements of operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, including the related notes and schedules (collectively referred to as the financial statements).

In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, and the results of its operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations, changes in net assets, and
financial highlights

Merlyn.AI Bull-Rider Bear-Fighter ETF	Period from October 17, 2019 to September 30, 2020

Merlyn.AI Tactical Growth and Income ETF	Period from February 25, 2020 to September 30, 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Trust’s auditor, with respect to the Funds, since 2016.

Denver, Colorado

November 30, 2020

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686

www.AlphaArchitect.com

ALPHA ARCHITECT ETF TRUST

Expense Example (Unaudited)

September 30, 2019

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2020 to September 30, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During
	Expense	Account Value	Account Value	Period April 1, 2020 to
	Ratio	April 1, 2020	September 30, 2020	September 30, 2020

Merlyn.AI Bull-Rider Bear-Fighter ETF[1]
Actual	0.65%	$1,000.00	$1,437.10	$3.96
Hypothetical (5% annual return before expenses)	0.65%	1,000.00	1,021.75	3.29
Merlyn.AI Tactical Growth and Income ETF[1]
Actual	0.55%	$1,000.00	$1,202.70	3.03
Hypothetical (5% annual return before expenses)	0.55%	1,000.00	1,022.25	2.78

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.

ALPHA ARCHITECT ETF TRUST

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect Each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of that Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of Empowered Funds LLC (the “Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At a recent meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2020. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

ALPHA ARCHITECT ETF TRUST

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended September 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Merlyn.AI Bull-Rider Bear-Fighter ETF	47.19%
Merlyn.AI Tactical Growth and Income ETF	5.50%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2020 was as follows:

Merlyn.AI Bull-Rider Bear-Fighter ETF	16.31%
Merlyn.AI Tactical Growth and Income ETF	2.07%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00% (unaudited).

ALPHA ARCHITECT ETF TRUST

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

ALPHA ARCHITECT ETF TRUST

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	9	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present); Co-founder and CEO, Apptempo (2013 – 2015); Head of Product, Dataminr (2011 – 2013); Fund of Funds analyst, Merrill Lynch (2005 – 2009)	9	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present); Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA's Market Regulation Committee (2009 - present).	9	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETF TRUST

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met in person on October 14, 2019 to consider the approval of Advisory Agreement between the Trust, on behalf of the Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF (each a “Fund” and collectively, the “Funds”), and Empowered Funds, LLC (the “Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to the Funds, monitoring compliance with the Funds’ objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources.

Performance. The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Funds as passively-managed “Fund of Funds” ETFs focused on US listed securities. The Board noted that each Fund tracks a proprietary index (the MAI Bull-Rider Bear-Fighter Index and the MAI Tactical Growth and Income Index). The Board examined the Funds’ net expense ratios versus their peers. Fund performance was not considered since neither fund had commenced operations.

Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for the Funds, the Board also considered the fee and expense ratios versus the fees and expenses charged to other ETFs and mutual funds within the comparable universe.

The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using strategies directly comparable to that to be used for the Funds, and it was therefore difficult to compare the Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

Costs and Profitability. The Board further considered information regarding the profits that may be realized by the Adviser in connection with providing services to the Funds. The Advisor’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Advisor’s potential profitability in light of its fixed and variable costs, as well the Advisor’s support agreement with the Funds’ sponsor. The Board, however, reviewed financial information provided by the Adviser with respect to the Fund, and the anticipated costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser would be responsible for paying all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from the Funds’ operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as it commences operations and its assets grow, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the advisory fee for the Fund did not include breakpoints but concluded that it was premature – the Funds had not commenced operations as of the meeting date.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including each of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the Agreement.

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at https://merlynetfs.com/ daily.

INFORMATION ABOUT PROXY VOTING

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://merlynetfs.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY

(Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008
Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Pellegrino, LLC 303 West Lancaster Avenue, Suite 302 Wayne, PA 19087

Merlyn.AI Bull-Rider Bear-Fighter ETF
Symbol – WIZ CUSIP – 02072L706

Merlyn.AI Tactical Growth and Income ETF
Symbol – SNUG CUSIP – 02072L805

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Merlyn.AI Bull-Rider Bear-Fighter ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	$8,750	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	N/A
All Other Fees	N/A	N/A

Merlyn.AI Tactical Growth and Income ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	$8,750	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Merlyn.AI Bull-Rider Bear-Fighter ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

Merlyn.AI Tactical Growth and Income ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Merlyn.AI Bull-Rider Bear-Fighter ETF

	FYE 9/30/2020	FYE 9/30/2019
Non-Audit Related Fees	N/A	N/A
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Merlyn.AI Tactical Growth and Income ETF

	FYE 9/30/2020	FYE 9/30/2019
Non-Audit Related Fees	N/A	N/A
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	11/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	11/30/2020

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date	11/30/2020